INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax [Abstract]
Summary of major components of income tax expense
The following are the major components of income tax expense for the years ended December 31:

	2020	2019
	$	$
Consolidated Statements of Income
Current income tax expense
Based on taxable income of the current year	171,637	189,438
Adjustments in respect of prior years	(2,714)	(607)
	168,923	188,831

Deferred income tax expense
Origination and reversal of temporary differences (net)	(1,722)	450
	(1,722)	450
Income tax expense reported in the consolidated statements of income	167,201	189,281

Reconciliation between statutory and effective income tax rates
The following is a reconciliation between CI’s statutory and effective income tax rates for the years ended December 31:

	2020	2019
	%	%
Combined Canadian federal and provincial income tax rate	26.5	26.5
Increase (decrease) in income taxes resulting from
Recovery of prior years’ provisions for settled tax items	(0.5)	(0.6)
Other, net	—	0.1
Income tax expense reported in the consolidated statements of income and comprehensive income	26.0	26.0

Summary of significant components of deferred income tax assets and liabilities	Significant components of CI’s deferred income tax assets and liabilities are as follows at December 31, 2020:

	December 31, 2019	Recognized in net income	Business acquisition [note 3]	Recognized in equity and FX	December 31, 2020
	$	$	$	$	$
Net deferred income tax (assets) liabilities
Fund contracts	482,696	(1,197)	4,188	1,661	487,348
Right-of-use assets	11,866	1,038	—	—	12,904
Equity-based compensation	(12,950)	(1,982)	—	532	(14,400)
Non-capital loss carryforwards	(5,116)	4,681	(6,906)	—	(7,341)
Provisions and other financial liabilities	(2,690)	(4,921)	—	—	(7,611)
Lease liabilities	(19,163)	(246)	—	—	(19,409)
Other	10,198	905	41	254	11,398
Net deferred income tax (assets) liabilities	464,841	(1,722)	(2,677)	2,447	462,889
Significant components of CI’s deferred income tax assets and liabilities are as follows at December 31, 2019:

	December 31, 2018	Opening retained earnings adjustments	Recognized in net income	Business acquisition	Recognized in equity and FX	December 31, 2019
	$	$	$	$	$	$
Net deferred income tax (assets) liabilities
Fund contracts	483,776	—	(2,425)	1,345	—	482,696
Right-of-use assets	—	17,267	(5,401)	—	—	11,866
Equity-based compensation	(12,465)	—	(785)	—	300	(12,950)
Non-capital loss carryforwards	(1,444)	—	(912)	(2,760)	—	(5,116)
Provision for other liabilities	(2,910)	—	220	—	—	(2,690)
Lease liabilities	—	(21,567)	2,404	—	—	(19,163)
Other	(874)	635	7,349	4,404	(1,316)	10,198
Net deferred income tax (assets) liabilities	466,083	(3,665)	450	2,989	(1,016)	464,841